RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Restricted Cash [Abstract]
Operations	$ 284	$ 299
Credit obligations	157	79
Capital expenditures and development projects	22	13
Total	463	391
Less: non-current	(177)	(81)
Current	$ 286	$ 310